INVESTMENTS (CONTINUOUS UNREALIZED LOSS POSITION) (Details) $ in Millions	Dec. 31, 2016 USD ($) securities	Dec. 31, 2015 USD ($) securities
Investments In Fixed Maturity Securities Other Disclosure [Abstract]
Number Of Fixed Maturities | securities	168	141
Public Corporate
Available For Sale Securities Continuous Unrealized Loss Position [Line Items]
Less than 12 Months, Fair Value	$ 292	$ 243
Less than 12 Months, Gross Unrealized Losses	(8)	(9)
12 Months or Longer, Fair Value	12	11
12 Months or Longer, Gross Unrealized Losses	0	(1)
Total Fair Value	304	254
Total, Gross Unrealized Losses	(8)	(10)
Investments In Fixed Maturity Securities Other Disclosure [Abstract]
Amortized Cost	819	631
Private Corporate
Available For Sale Securities Continuous Unrealized Loss Position [Line Items]
Less than 12 Months, Fair Value	61	58
Less than 12 Months, Gross Unrealized Losses	(2)	(2)
12 Months or Longer, Fair Value	0	0
12 Months or Longer, Gross Unrealized Losses	0	0
Total Fair Value	61	58
Total, Gross Unrealized Losses	(2)	(2)
Investments In Fixed Maturity Securities Other Disclosure [Abstract]
Amortized Cost	205	183
US Treasury Government And Agency
Available For Sale Securities Continuous Unrealized Loss Position [Line Items]
Less than 12 Months, Fair Value	21	16
Less than 12 Months, Gross Unrealized Losses	(1)	0
12 Months or Longer, Fair Value	0	0
12 Months or Longer, Gross Unrealized Losses	0	0
Total Fair Value	21	16
Total, Gross Unrealized Losses	(1)	0
Investments In Fixed Maturity Securities Other Disclosure [Abstract]
Amortized Cost	36	29
State and Political Sub-divisions
Investments In Fixed Maturity Securities Other Disclosure [Abstract]
Amortized Cost	6	6
Commercial Mortgage-backed
Available For Sale Securities Continuous Unrealized Loss Position [Line Items]
Less than 12 Months, Fair Value	1	4
Less than 12 Months, Gross Unrealized Losses	0	0
12 Months or Longer, Fair Value	10	13
12 Months or Longer, Gross Unrealized Losses	(7)	(7)
Total Fair Value	11	17
Total, Gross Unrealized Losses	(7)	(7)
Investments In Fixed Maturity Securities Other Disclosure [Abstract]
Amortized Cost	24	32
Redeemable preferred stock
Available For Sale Securities Continuous Unrealized Loss Position [Line Items]
Less than 12 Months, Fair Value	9	0
Less than 12 Months, Gross Unrealized Losses	0	0
12 Months or Longer, Fair Value	0	2
12 Months or Longer, Gross Unrealized Losses	0	0
Total Fair Value	9	2
Total, Gross Unrealized Losses	0	0
Investments In Fixed Maturity Securities Other Disclosure [Abstract]
Amortized Cost	9	17
Fixed Maturities
Available For Sale Securities Continuous Unrealized Loss Position [Line Items]
Less than 12 Months, Fair Value	384	321
Less than 12 Months, Gross Unrealized Losses	(11)	(11)
12 Months or Longer, Fair Value	22	26
12 Months or Longer, Gross Unrealized Losses	(7)	(8)
Total Fair Value	406	347
Total, Gross Unrealized Losses	$ (18)	(19)
Investments In Fixed Maturity Securities Other Disclosure [Abstract]
Debt Securities Exposure In Single Issuer Greater Than Stated Percentage Of Total Investments	1.10%
Debt Securities Exposure In Single Issuer Of Total Investments	$ 15	15
Amortized Cost	1,099	898
Unrealized investment gains (losses)	10	8
The carrying value of fixed maturities non-income producing	1
Fixed Maturities | Other Than Investment Grade
Investments In Fixed Maturity Securities Other Disclosure [Abstract]
Available-for-sale Securities, Amortized Cost Basis Other Than Investment Grade	$ 37	$ 42
Percentage Of Available For Sale Securities	3.40%	4.70%
Unrealized investment gains (losses)	$ 0	$ 1